Earnings per Share (Schedule of Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Abstract]
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,145	52,713	53,360